Credit Risk - Management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 6,198	£ 6,252
Proportion of Management adjustments to total impairment allowance	6.40%	6.00%
Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 5,803	£ 5,875
Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	395	377
Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	151	198
Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	244	179
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 6,178	£ 6,225
Proportion of Management adjustments to total impairment allowance	6.50%	6.10%
Loans and advances | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,975	£ 2,132
Proportion of Management adjustments to total impairment allowance	18.60%	17.20%
Loans and advances | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,203	£ 4,093
Proportion of Management adjustments to total impairment allowance	0.90%	0.30%
Loans and advances | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 5,774	£ 5,848
Loans and advances | Impairment allowance pre management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,607	1,766
Loans and advances | Impairment allowance pre management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,167	4,082
Loans and advances | Modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	5,100	5,200
Loans and advances | Individually assessed impairments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	500	400
Loans and advances | Non-modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	300
Loans and advances | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	404	377
Loans and advances | Management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	368	366
Loans and advances | Management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	36	11
Loans and advances | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	151	198
Loans and advances | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	151	182
Loans and advances | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	16
Loans and advances | Economic uncertainty adjustments | Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	54	75
Loans and advances | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	54	71
Loans and advances | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	4
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	76	99
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	76	87
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	12
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	21	24
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	21	24
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	253	179
Loans and advances | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	217	184
Loans and advances | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	36	(5)
Retail mortgages | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 220	£ 232
Proportion of Management adjustments to total impairment allowance	77.30%	76.70%
Retail mortgages | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 280	£ 351
Proportion of Management adjustments to total impairment allowance	(0.70%)	(0.90%)
Retail mortgages | Impairment allowance pre management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 50	£ 54
Retail mortgages | Impairment allowance pre management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	282	354
Retail mortgages | Management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	170	178
Retail mortgages | Management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(2)	(3)
Retail mortgages | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	42	57
Retail mortgages | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	8	12
Retail mortgages | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	25	32
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	9	13
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	128	121
Retail mortgages | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(2)	(3)
Retail credit cards | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 684	£ 736
Proportion of Management adjustments to total impairment allowance	6.00%	4.90%
Retail credit cards | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 3,065	£ 2,863
Proportion of Management adjustments to total impairment allowance	0.00%	0.30%
Retail credit cards | Impairment allowance pre management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 643	£ 700
Retail credit cards | Impairment allowance pre management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,065	2,855
Retail credit cards | Management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	41	36
Retail credit cards | Management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	8
Retail credit cards | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	45	45
Retail credit cards | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	8	8
Retail credit cards | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	37	37
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(4)	(9)
Retail credit cards | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	8
Retail other | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 310	£ 322
Proportion of Management adjustments to total impairment allowance	25.50%	22.00%
Retail other | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 30	£ 39
Proportion of Management adjustments to total impairment allowance	6.70%	(15.40%)
Retail other | Impairment allowance pre management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 231	£ 251
Retail other | Impairment allowance pre management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	28	45
Retail other | Management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	79	71
Retail other | Management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2	(6)
Retail other | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	9	9
Retail other | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3	3
Retail other | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	6	6
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	70	62
Retail other | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2	(6)
Corporate loans | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 761	£ 842
Proportion of Management adjustments to total impairment allowance	10.20%	9.60%
Corporate loans | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 828	£ 840
Proportion of Management adjustments to total impairment allowance	4.30%	1.40%
Corporate loans | Impairment allowance pre management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 683	£ 761
Corporate loans | Impairment allowance pre management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	792	828
Corporate loans | Management adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	78	81
Corporate loans | Management adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	36	12
Corporate loans | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	55	71
Corporate loans | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	16
Corporate loans | Economic uncertainty adjustments | Stage 1 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	35	48
Corporate loans | Economic uncertainty adjustments | Stage 1 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	4
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	8	12
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	12
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	12	11
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Corporate loans | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	23	10
Corporate loans | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	36	(4)
Debt securities and other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 20	£ 27
Proportion of Management adjustments to total impairment allowance	(45.00%)	0.00%
Debt securities and other | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 29	£ 27
Debt securities and other | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(9)	0
Debt securities and other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(9)	£ 0
Cash collateral and settlements | Management adjustments | Other financial assets subject to impairment | Barclays Investment Bank
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(2)
Financial assets at fair value through other comprehensive income | Management adjustments | Other financial assets subject to impairment | Barclays Investment Bank
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ (2)